Consolidated Statements of Cash Flows (Parenthetical) (Convertible Senior Notes [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Convertible Senior Notes [Member]
Debt issuance cost	$ 12,150